BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Accounts Receivable (Details) - USD ($) $ in Thousands				3 Months Ended		12 Months Ended
	Dec. 31, 2018	Apr. 11, 2018	Apr. 10, 2018	Apr. 10, 2018	Mar. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021
Accounts Receivable
Accounts Receivable						$ 28,690	$ 22,408	$ 25,897
Accounts receivable write offs	$ 0	$ 0	$ 0	$ 0	$ 0	982	343
Aircraft Lessors Related to Maintenance Deposits
Accounts Receivable
Accounts Receivable						$ 2,178	$ 5,862